INCOME TAXES (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended								24 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2020
Income tax
Effective tax rate (as a percent)				25.00%	25.00%	25.00%	25.00%
Percentage holding of the PRC company				25	25
Percentage of reduction for the first RMB 3 million of taxable income										75.00%
Income (loss) before income taxes
Loss before income taxes				¥ (1,606)	$ (233)	¥ (408)	¥ (2,279)
Minimum [Member]
Income tax
Extended limitation tax evasion period				5 years	5 years
Maximum [Member]
Income tax
Extended limitation tax evasion period				10 years	10 years
China
Income tax
Effective tax rate (as a percent)				25.00%	25.00%
Preferential income tax rate (as a percent)				20.00%	20.00%
Percentage of reduction for the first RMB 1 million of taxable income				87.50%	87.50%	87.50%					75.00%
Percentage of reduction for annual taxable income between RMB 1 million and 3 million				75.00%	75.00%	50.00%					50.00%
Income (loss) before income taxes
PRC including Hong Kong and Taiwan				¥ (483)		¥ 617	(392)
GERMANY
Income tax
Effective tax rate (as a percent)				15.00%	15.00%
Effective income tax rate including solidarity surcharge				15.825%	15.825%
Income (loss) before income taxes
Income taxes foreign				¥ (410)		(632)	(1,606)
GERMANY | Minimum [Member]
Income tax
Municipal Trade Tax				7.00%	7.00%
GERMANY | Maximum [Member]
Income tax
Municipal Trade Tax				21.00%	21.00%
Countries Other Than China And Germany [Member]
Income (loss) before income taxes
Income taxes foreign				¥ (713)		¥ (393)	¥ (281)
Countries Other Than China And Germany [Member] | Minimum [Member]
Income tax
Effective tax rate (as a percent)				9.00%	9.00%
Countries Other Than China And Germany [Member] | Maximum [Member]
Income tax
Effective tax rate (as a percent)				25.00%	25.00%
Jizhu Shanghai | China
Income tax
Effective tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
H-World Information | China
Income tax
Effective tax rate (as a percent)						15.00%	15.00%	15.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%